Fair Value Measurement - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Feb. 25, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash, cash equivalents and other investments held in Trust Account	$ 345,065,339	$ 345,030,739
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	(5,520,000)	(8,754,375)	$ (6,700,000)
Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	(3,800,000)	(6,000,000)	$ (4,600,000)
Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash, cash equivalents and other investments held in Trust Account	345,065,339	345,030,739
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash, cash equivalents and other investments held in Trust Account	345,065,339	345,030,739
Fair Value, Measurements, Recurring | Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	(5,520,000)	(8,754,375)
Fair Value, Measurements, Recurring | Public Warrants | Quoted Prices in Active Markets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	(5,520,000)	(8,754,375)
Fair Value, Measurements, Recurring | Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	(3,797,332)	(6,022,332)
Fair Value, Measurements, Recurring | Private Placement Warrants | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	$ (3,797,332)	$ (6,022,332)